Organization and principal activities (Details 2) (CNY) In Thousands, unless otherwise specified		12 Months Ended									0 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Guangzhou Juhui Information Technology Company Limited	Dec. 31, 2013 Guangzhou Huaduo Guangzhou Juhui Information Technology Company Limited	Dec. 31, 2013 Beijing Tuda	Dec. 31, 2013 Beijing Huanju Shidai or Duowan Entertainment Guangzhou Huaduo Exclusive Technology Support and Technology Services Agreement	Dec. 31, 2013 Beijing Huanju Shidai or Duowan Entertainment Guangzhou Huaduo Exclusive Business Cooperation Agreement	Dec. 31, 2013 Beijing Huanju Shidai or Duowan Entertainment Guangzhou Huaduo Exclusive Option Agreement	Dec. 31, 2013 Beijing Huanju Shidai or Duowan Entertainment Beijing Tuda Exclusive Technology Support and Technology Services Agreement	Dec. 31, 2013 Beijing Huanju Shidai or Duowan Entertainment Beijing Tuda Exclusive Business Cooperation Agreement	Dec. 31, 2013 Beijing Huanju Shidai or Duowan Entertainment Beijing Tuda Exclusive Option Agreement	Dec. 23, 2009 Duowan BVI	Dec. 31, 2013 Duowan BVI	Dec. 31, 2013 NeoTasks	Dec. 31, 2013 NeoTasks Limited	Dec. 31, 2013 Beijing Huanju Shidai or Duowan Entertainment	Dec. 31, 2013 Zhuhai Duowan or Guangzhou Duowan	Dec. 31, 2013 Guangzhou Huanju Shidai	Dec. 31, 2013 Zhuhai Huanju Shidai
Subsidiaries, VIEs and VIE's subsidiary
% of direct or indirect economic ownership												100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
% of direct or indirect economic ownership			100.00%	100.00%
% of direct or indirect economic ownership		1.00
Period of prior written notice required to terminate the agreement					30 days	30 days		30 days	30 days
Term of agreement							10 years			10 years
Total assets of the consolidated VIEs and VIE's subsidiary	1,443,127
Total liabilities of the consolidated VIEs and VIE's subsidiary	615,776
Registered capital and PRC statutory reserves of the VIEs and VIE's subsidiary	241,657
Share split ratio											0.00204